Cash And Cash Equivalents (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash And Cash Equivalents [Abstract]
Cash at banks	$ 37,719	$ 27,864
Short-term deposits	115	3,013
Total cash and cash equivalents	$ 37,834	$ 30,877	$ 9,152	$ 4,776